Income Taxes (10K)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax disclosure

11.   Income taxes:

As of December 31, 2014, the Company had federal net operating loss carry-forwards available to reduce taxable income of approximately $61,735. The net operating loss carry-forwards will begin to expire in 2017 if unused. The Company also has state net operating loss carry-forwards available to reduce taxable income of approximately $36,411. The net state operating loss carry-forwards will begin to expire in 2025 if unused.

Deferred tax assets and liabilities at December 31 consist of the following:

	2014	2013
Deferred tax assets:
Net operating loss carry-forwards	$23,114	$27,266
Credit carry-forwards	—	137
Accruals and reserves	141
Deferred revenue	382	224
Intangibles	273	1,046
Other, net	—	373
Fixed Assets	894	—
Gross tax assets	24,804	29,046
Valuation allowance	(24,804)	(29,046)
Net deferred tax assets	$—	$—

The Company’s provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate to loss before taxes as follows for the years ended December 31, 2014 and December 31, 2013:

	2014	2013
Income tax benefit at the federal statutory rate	$(1,364)	$(2,668)
State income tax benefit	(233)	(458)
Credits	—	—
Prior year true up to return	5,758	1,416
Permanent items and other	81	1,391
Change in valuation allowance	(4,242)	319
Income tax expense	$—	$—

A full valuation allowance has been established for the Company’s net deferred tax assets since the realization of such assets through the generation of future taxable income is uncertain.

Under the Tax Reform Act of 1986, the amounts of, and the benefit from, net operating losses and tax credit carry-forwards may be impaired or limited in certain circumstances. These circumstances include, but are not limited to, a cumulative stock ownership change of greater than 50%, as defined, over a three-year period. During 1997, the Company experienced stock ownership changes which could limit the utilization of its net operating loss and research and investment tax credit carry-forwards in future periods. In addition, a study of recent transactions has not been performed to determine whether any further limitations might apply.